Basis of presentation - Disclosure of subsidiaries (Details)	12 Months Ended
Dec. 31, 2023
Galiano Gold South Africa (PTY) Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Galiano International (Isle of Man) Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Galiano Gold (Isle of Man) Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Galiano Gold Exploration Mali SARL [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Galiano Gold Exploration Ghana Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
BUK West Africa Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Asanko Gold Ghana Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture	45.00%
Adansi Gold Company (GH) Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture	50.00%
Shika Group Finance Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture	50.00%